Organization, Consolidation and Presentation of Financial Statements (Details) $ / shares in Units, $ in Millions					3 Months Ended		9 Months Ended		12 Months Ended
	Nov. 09, 2021 USD ($)	Dec. 08, 2020 shares	Nov. 09, 2020	Sep. 12, 2020 USD ($) $ / shares shares	Sep. 30, 2021 USD ($) shares	Sep. 30, 2020 USD ($)	Sep. 30, 2021 USD ($) shares	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($)
Preferred stock, authorized (shares)				600,000,000
Total stock-based compensation expense | $					$ 122	$ 3	$ 357	$ 11	$ 322	$ 18	$ 24
Settlement period required prior to issuance of common stock for RSUs				180 days
Shares withheld related to net share settlement (shares)										65,000
Forward stock split ratio			5
Shares withheld related to net share settlement | $							$ 172		7	$ 0	$ 0
Employee Member
Short-term loan extended to employees | $									$ 10
Unvested restricted stock units
Total stock-based compensation expense | $	$ 279			$ 279
Class A Common Stock
Shares issued upon conversion of outstanding redeemable convertible preferred stock (shares)				239,000,000
Common stock, authorized (shares)				6,000,000,000.0	6,000,000,000		6,000,000,000		6,000,000,000	360,000,000
Common stock, shares converted (shares)				285,000,000
Shares withheld related to net share settlement (shares)				65,058
Common stock, shares issued upon conversion (shares)		239,269,631
Shares withheld related to net share settlement | $				$ 7
Class B Common Stock
Common stock, authorized (shares)				200,000,000	200,000,000		200,000,000		200,000,000	0
Common stock, shares issued upon conversion (shares)				31,000,000
Class C Common Stock
Common stock, authorized (shares)				2,000,000,000.0	2,000,000,000		2,000,000,000		2,000,000,000	0
IPO [Member] | Class A Common Stock
Shares issued in initial public offering (shares)				33,000,000
Sale of stock, price per share | $ / shares				$ 102.00
Proceeds from issuance in IPO | $				$ 3,300